Schedule of revenue by segment (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Types of services or goods		R$ 1,719,371	R$ 1,201,191	R$ 750,630
Tuition fees	[1]	2,124,589	1,388,735	856,561
Tuition fees		1,559,094	1,104,252	709,152
Other		160,277	96,939	41,478
Timing of revenue recognition		1,719,371	1,201,191	750,630
Transferred over time		1,640,889	1,128,558	713,827
Transferred at a point in time		78,482	72,633	36,803
Undergrad [Member]
IfrsStatementLineItems [Line Items]
Types of services or goods		1,498,408	1,002,461	653,760
Tuition fees		1,486,111		648,957
Other		12,297	5,406	4,803
Timing of revenue recognition		1,498,408	1,002,461	653,760
Transferred over time		1,486,111	997,055	648,957
Transferred at a point in time		12,297	5,406	4,803
Continuing Education [Member]
IfrsStatementLineItems [Line Items]
Types of services or goods		72,983	107,197	64,870
Tuition fees		72,983		60,195
Tuition fees			107,197
Other				4,675
Timing of revenue recognition		72,983	107,197	64,870
Transferred over time		72,983	107,197	64,870
Transferred at a point in time
Digital Services [Member]
IfrsStatementLineItems [Line Items]
Types of services or goods		151,958	93,152	35,880
Tuition fees
Other		151,958	93,152	35,880
Timing of revenue recognition		151,958	93,152	35,880
Transferred over time		81,795	24,306
Transferred at a point in time		70,163	68,846	35,880
Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Types of services or goods		(3,978)	(1,619)	(3,880)
Tuition fees
Other		(3,978)	(1,619)	(3,880)
Timing of revenue recognition		(3,978)	(1,619)	(3,880)
Transferred at a point in time		R$ (3,978)	(1,619)	R$ (3,880)
Segment Of Business One Unit [Member]
IfrsStatementLineItems [Line Items]
Tuition fees			R$ 997,055

[1]	As mentioned in Note 1, the Company assessed, in connection with the social distancing requirements, whether it has satisfied all performance obligations of its contracts with customers, according to IFRS15, and concluded it was necessary to defer a portion of its net revenues in the second semester of 2020. As result, R$2,361 of net revenue were deferred to the first semester of 2021 and recorded in advances from customers.